Other investments - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other investments
FVPL	$ 19	$ 37
FVOCI	2,212	1,632
Level 1
Other investments
FVPL	8	37
FVOCI	1,765	1,279
Level 3
Other investments
FVPL	11
FVOCI	$ 447	$ 353